EQUITY BASED COMPENSATION (Details) - Schedule of equity based compensation - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Equity Based Compensation Abstract
Incentive stock awards	$ 6,011,601	$ 502,128
Stock issued for services rendered	1,781,150	88,000
Equity based compensation	$ 7,792,751	$ 590,128